Deposit for Investment in Joint Venture (Details) $ in Thousands	Mar. 10, 2025 USD ($)	Mar. 10, 2025 CNY (¥)	Dec. 06, 2024 USD ($)	Dec. 06, 2024 CNY (¥)
Jinan Langchi Heavy Industry Co., Ltd. [Member]
Deposit for Investment in Joint Venture [Line Items]
Equity interest percentage	60.00%	60.00%
Deposit for investment in joint venture	$ 41,900	¥ 300,000,000
Zhongke Hongyuan (Beijing) Holdings Co., Ltd. [Member]
Deposit for Investment in Joint Venture [Line Items]
Equity interest percentage	40.00%	40.00%
Deposit for investment in joint venture	$ 33,500	¥ 239,980,000	$ 33,500	¥ 239,979,300